Operating Leases - Summary of maturities of lease liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026	¥ 34,499
2027	1,532
Total minimum lease payments	36,031
Less: amount representing interest	(699)
Present value of minimum lease payments	¥ 35,332	¥ 65,132